Revenues from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customer	Revenues from Contracts with Customers

Contract Liabilities

The following table summarizes the activity of our contract liabilities, which are classified as a component of current and long-term deferred revenues, during the six months ended June 30, 2019:

(in millions)
Balance as of December 31, 2018	$1,060
Cash received in advance and not recognized as revenue(1)	220
Revenue recognized(1)	(135)
Other(2)	(92)
Balance as of June 30, 2019	$1,053
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(1)	Primarily related to Hilton Honors, our guest loyalty program.

(2)	Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.

We recognized revenues that were previously deferred as contract liabilities of $78 million and $56 million during the three months ended June 30, 2019 and 2018, respectively, and $116 million during the six months ended June 30, 2018.

Performance Obligations

As of June 30, 2019, we had $438 million of deferred revenues related to unsatisfied performance obligations related to Hilton Honors that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. Additionally, we had $615 million of deferred revenues related to application, initiation and licensing fees, which are expected to be recognized as revenues in future periods over the terms of the related contracts.
Revenues from Contracts with Customers

Contract Liabilities

The following table summarizes the activity of our contract liabilities during the year ended December 31, 2018:

in millions
Balance as of December 31, 2017	$1,087
Cash received in advance and not recognized as revenue(1)	377
Revenue recognized(1)	(229)
Other(2)	(175)
Balance as of December 31, 2018	$1,060
____________

(1)	Primarily related to Hilton Honors.

(2)	Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.

We recognized revenues that were previously deferred as contract liabilities of $132 million and $211 million during the years ended December 31, 2017 and 2016, respectively.

Performance Obligations

As of December 31, 2018, we had $471 million of deferred revenues related to unsatisfied performance obligations under Hilton Honors that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. Additionally, we had $589 million of deferred revenues related to application, initiation and licensing fees, which are expected to be recognized as revenues in future periods over the terms of the related contracts.